Initial Public Offering (Details)	Sep. 29, 2020 $ / shares shares
Initial Public Offering (Details) [Line Items]
Proposed offering for sale units | shares	23,000,000
Over-allotment option units | shares	3,000,000
Purchase price per unit | $ / shares	$ 10.00
Public warrant exercise price | $ / shares	$ 11.50